CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities
Net loss		$ (605)	$ (3,885)	$ (4,663)	$ (1,222)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation		236	391	346	426
Amortization of unfavorable and favorable contracts		58	(21)	1	134
Share of results from associated companies		90	(149)	77	115
Impairment of investments		0	0	47	302
Contingent consideration realized		0	(7)	0	0
Gain on disposals		0	0	(15)	0
Unrealized loss related to derivatives		31	4	0	37
Fair value measurement on deconsolidation of VIE	[1]	0	0	(509)	0
Payment in kind interest		15	(15)	14	6
Loss on impairment of long-lived assets		0	414	4,087	0
Loss on impairment of intangibles		0	0	21	0
Deferred tax benefit		(22)	0	(7)	(61)
Unrealized foreign exchange loss				19	0
Amortization of discount on debt		23	0	122	36
Change in allowance for credit losses		0	0	166	0
Impairment of convertible bond from related party	[1]	0	0	29	11
Net loss on debt extinguishment		0	0	0	22
Unrealized loss on marketable securities		64	3	3	46
Non-cash gain on liabilities subject to compromise		0	(2,977)	0	0
Fresh start valuation adjustments		0	6,142	0	0
Other re-organization items		0	6	0	0
Other		(3)	2	8	3
Other cash movements in operating activities
Distributions received from associated companies		32	17	2	11
Payments for long-term maintenance		(71)	(78)	(121)	(114)
Settlement of payment-in-kind interest on Senior Secured Notes		0	0	0	(39)
Changes in operating assets and liabilities, net of effect of acquisitions and disposals
Trade accounts receivable		64	29	48	35
Trade accounts payable		(31)	4	(38)	4
Prepaid expenses/accrued revenue		12	42	(52)	(1)
Deferred revenue		21	(23)	(5)	13
Related party receivables		22	2	(105)	(14)
Related party payables		54	(42)	(5)	(4)
Other assets		(20)	(62)	30	(12)
Other liabilities		4	(10)	80	10
Net cash used in operating activities		(26)	(213)	(420)	(256)
Cash Flows from Investing Activities
Additions to newbuildings		0	(1)	0	0
Additions to drilling units and equipment		(27)	(48)	(27)	(48)
Purchase of call option for non-controlling interest shares		0	0	(11)	0
Contingent consideration received		65	48	32	32
Loans granted to related party		0	0	(8)	0
Sale of rigs and equipment		0	126	0	0
Impact to cash resulting from deconsolidation of VIE		0	0	(22)	0
Investment in associated companies		0	0	0	(25)
Payments received from loans granted to related parties		23	24	4	15
Net cash (used in)/provided by investing activities		61	149	(32)	(26)
Cash Flows from Financing Activities
Proceeds from debt		0	875	0	0
Repayments of secured credit facilities		(83)	(153)	(132)	(34)
Redemption of Senior Secured Notes		(121)	0	0	(333)
Debt fees paid		(4)	(35)	0	0
Purchase of redeemable AOD non-controlling interest		0	0	(31)	0
Proceeds from issuance of shares		0	200	0	0
Net cash (used in)/provided by financing activities		(208)	887	(163)	(367)
Effect of exchange rate changes on cash and cash equivalents		(1)	(5)	(19)	3
Net (decrease)/increase in cash and cash equivalents, including restricted cash		(174)	818	(634)	(646)
Cash and cash equivalents, including restricted cash, at beginning of the year		2,177	1,359	1,357	2,003
Cash and cash equivalents, including restricted cash, at the end of year		2,003	2,177	723	1,357
Supplementary disclosure of cash flow information
Interest paid, net of capitalized interest		(178)	(38)	(181)	(391)
Taxes paid		$ (16)	$ (22)	$ (13)	$ (36)

[1]	Includes transactions with related parties. Refer to Note 32 - "Related party transactions" for further details.